Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
December 31, 2023
FRI-NPRT3-0224
1.811331.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/28/24 (b) (Cost $3,883,632)	3,900,000	3,884,308

Domestic Equity Funds - 7.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	463,955	4,996,792
Fidelity Series Blue Chip Growth Fund (c)	881,827	13,774,145
Fidelity Series Commodity Strategy Fund (c)	154,651	14,325,330
Fidelity Series Growth Company Fund (c)	1,320,748	25,714,958
Fidelity Series Intrinsic Opportunities Fund (c)	473,008	5,122,681
Fidelity Series Large Cap Stock Fund (c)	1,239,051	24,211,048
Fidelity Series Large Cap Value Index Fund (c)	514,423	7,572,306
Fidelity Series Opportunistic Insights Fund (c)	814,199	15,355,800
Fidelity Series Small Cap Core Fund (c)	3,653	41,096
Fidelity Series Small Cap Discovery Fund (c)	187,306	2,187,728
Fidelity Series Small Cap Opportunities Fund (c)	523,050	7,270,393
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,294,373	16,904,512
Fidelity Series Value Discovery Fund (c)	1,018,014	15,148,047
TOTAL DOMESTIC EQUITY FUNDS (Cost $110,077,145)		152,624,836

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	942,491	13,845,195
Fidelity Series Emerging Markets Fund (c)	2,998,777	25,369,653
Fidelity Series Emerging Markets Opportunities Fund (c)	5,702,304	98,820,934
Fidelity Series International Growth Fund (c)	2,257,779	38,675,751
Fidelity Series International Small Cap Fund (c)	1,917,342	32,518,125
Fidelity Series International Value Fund (c)	3,317,279	38,712,648
Fidelity Series Overseas Fund (c)	2,979,876	38,648,991
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $218,123,643)		286,591,297

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	45,372,903	429,681,395
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	235,988	1,807,671
Fidelity Series Emerging Markets Debt Fund (c)	1,460,527	11,319,084
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	399,507	3,743,384
Fidelity Series Floating Rate High Income Fund (c)	193,041	1,743,160
Fidelity Series High Income Fund (c)	1,394,646	11,728,977
Fidelity Series International Credit Fund (c)	248,499	1,983,025
Fidelity Series International Developed Markets Bond Index Fund (c)	9,685,438	84,650,727
Fidelity Series Investment Grade Bond Fund (c)	84,259,791	851,023,891
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,688,428	80,214,190
Fidelity Series Real Estate Income Fund (c)	227,150	2,155,658
TOTAL BOND FUNDS (Cost $1,591,547,233)		1,480,051,162

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	5,672,067	5,673,201
Fidelity Series Government Money Market Fund 5.43% (c)(e)	198,192,758	198,192,758
Fidelity Series Short-Term Credit Fund (c)	4,516,353	44,486,080
TOTAL SHORT-TERM FUNDS (Cost $248,704,151)		248,352,039

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,172,335,804)	2,171,503,642
NET OTHER ASSETS (LIABILITIES) - 0.0%	29,542
NET ASSETS - 100.0%	2,171,533,184

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	433	Mar 2024	48,881,641	1,582,707	1,582,707
CBOT 5-Year U.S. Treasury Note Contracts (United States)	689	Mar 2024	74,944,898	1,664,027	1,664,027
CBOT Long Term U.S. Treasury Bond Contracts (United States)	87	Mar 2024	10,869,563	788,927	788,927

TOTAL PURCHASED					4,035,661

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	73	Mar 2024	17,593,000	(584,096)	(584,096)
ICE MSCI EAFE Index Contracts (United States)	10	Mar 2024	1,126,200	(42,818)	(42,818)
ICE MSCI Emerging Markets Index Contracts (United States)	360	Mar 2024	18,606,600	(823,356)	(823,356)

TOTAL SOLD					(1,450,270)

TOTAL FUTURES CONTRACTS					2,585,391
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,884,308.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,800,418	40,812,283	38,939,500	152,708	-	-	5,673,201	0.0%
Total	3,800,418	40,812,283	38,939,500	152,708	-	-	5,673,201

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	465,390,616	37,163,113	71,924,784	10,470,492	(2,348,461)	1,400,911	429,681,395
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,116,196	72,551	277,186	58,562	(37,475)	(66,415)	1,807,671
Fidelity Series All-Sector Equity Fund	5,444,174	393,691	1,554,402	237,705	279,855	433,474	4,996,792
Fidelity Series Blue Chip Growth Fund	14,993,015	756,428	5,923,776	79,167	912,905	3,035,573	13,774,145
Fidelity Series Canada Fund	18,132,676	1,209,959	6,508,848	463,621	1,199,466	(188,058)	13,845,195
Fidelity Series Commodity Strategy Fund	16,198,478	2,039,427	2,947,568	659,886	(2,629,664)	1,664,657	14,325,330
Fidelity Series Emerging Markets Debt Fund	11,922,531	638,640	1,834,935	551,855	(388,213)	981,061	11,319,084
Fidelity Series Emerging Markets Debt Local Currency Fund	4,037,333	236,686	639,207	183,418	(51,502)	160,074	3,743,384
Fidelity Series Emerging Markets Fund	18,517,930	6,660,949	875,314	608,157	28,022	1,038,066	25,369,653
Fidelity Series Emerging Markets Opportunities Fund	117,889,559	3,443,992	28,459,940	2,807,785	568,209	5,379,114	98,820,934
Fidelity Series Floating Rate High Income Fund	1,775,333	210,194	273,218	129,654	(13,877)	44,728	1,743,160
Fidelity Series Government Money Market Fund 5.43%	208,666,965	27,603,214	38,077,421	7,880,283	-	-	198,192,758
Fidelity Series Growth Company Fund	27,969,830	3,428,042	11,450,991	808,241	432,265	5,335,812	25,714,958
Fidelity Series High Income Fund	12,349,881	655,725	1,592,369	580,393	(152,704)	468,444	11,728,977
Fidelity Series International Credit Fund	1,882,544	71,494	21,160	71,494	225	49,922	1,983,025
Fidelity Series International Developed Markets Bond Index Fund	91,090,765	4,142,155	10,899,466	3,326,514	(1,500,443)	1,817,716	84,650,727
Fidelity Series International Growth Fund	47,977,678	3,135,729	15,458,237	503,791	1,042,406	1,978,175	38,675,751
Fidelity Series International Small Cap Fund	13,098,586	21,733,616	6,473,972	1,185,299	564,286	3,595,609	32,518,125
Fidelity Series International Value Fund	47,013,923	2,497,614	14,697,393	1,254,414	2,421,012	1,477,492	38,712,648
Fidelity Series Intrinsic Opportunities Fund	4,270,898	2,661,049	1,541,594	1,109,930	15,074	(282,746)	5,122,681
Fidelity Series Investment Grade Bond Fund	914,675,633	47,616,348	110,656,077	26,873,985	(10,949,885)	10,337,872	851,023,891
Fidelity Series Large Cap Stock Fund	26,264,544	2,079,902	6,802,527	1,293,436	1,610,535	1,058,594	24,211,048
Fidelity Series Large Cap Value Index Fund	8,229,265	859,328	2,009,638	309,836	183,300	310,051	7,572,306
Fidelity Series Long-Term Treasury Bond Index Fund	87,746,461	12,857,691	15,852,823	1,984,516	(3,333,132)	(1,204,007)	80,214,190
Fidelity Series Opportunistic Insights Fund	16,668,950	422,585	4,807,093	159,317	248,632	2,822,726	15,355,800
Fidelity Series Overseas Fund	47,932,343	2,890,067	15,102,862	640,815	1,211,600	1,717,843	38,648,991
Fidelity Series Real Estate Income Fund	4,061,921	181,988	2,092,176	165,953	(99,341)	103,266	2,155,658
Fidelity Series Short-Term Credit Fund	48,485,565	1,322,803	6,231,447	1,010,683	(133,108)	1,042,267	44,486,080
Fidelity Series Small Cap Core Fund	-	54,894	20,163	722	1,032	5,333	41,096
Fidelity Series Small Cap Discovery Fund	2,402,570	328,670	827,457	67,745	77,443	206,502	2,187,728
Fidelity Series Small Cap Opportunities Fund	8,057,097	646,218	2,450,319	77,795	427,973	589,424	7,270,393
Fidelity Series Stock Selector Large Cap Value Fund	18,337,746	1,584,984	4,527,504	786,952	488,402	1,020,884	16,904,512
Fidelity Series Value Discovery Fund	16,360,058	1,445,805	3,246,348	710,549	88,465	500,067	15,148,047
	2,329,961,064	191,045,551	396,058,215	67,052,965	(9,836,698)	46,834,431	2,161,946,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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